UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	12/31/2014

Item 1 – Reports to Stockholders –

The Prudential Variable Contract Account-2

ANNUAL REPORT •  DECEMBER 31, 2014

This report is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Please note that this document may include prospectus supplements that are separate from and not a part of this report.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Investors should consider the contract and VCA-2’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectus that can be obtained from your financial professional. You should read the prospectus carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 800-458-6333 to obtain descriptions of the Account’s proxy voting policies and procedures. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (Commission), at www.sec.gov.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling 800-458-6333.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential Variable Contract Account-2 Table of Contents	Annual Report	December 31, 2014

■	LETTER TO PARTICIPANTS

■	INVESTMENT MANAGER’S REPORT

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FINANCIAL REPORTS

Section A	Statement of Net Assets and Financial Statements
Section B	Financial Highlights
Section C	Notes to Financial Statements
Section D	Report of Independent Registered Public Accounting Firm
Section E	Information about Committee Members and Officers

The Prudential Variable Contract Account-2 Letter to Participants	December 31, 2014

■	DEAR PARTICIPANT,

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Variable Contract Account-2 annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker

President,

The Prudential Variable Contract Account-2	January 30, 2015

The Prudential Variable Contract Account-2	December 31, 2014

Investment Manager’s Report - As of December 31, 2014 (Unaudited)

Average Annual Total Returns	1-Year	5-Year	10-Year
Account (without sales charges)	11.26%	11.43%	7.79%
S&P 500 Index	13.66	15.44	7.67

Past performance does not guarantee future returns. The Account performance without sales charges is shown after the deduction of all expenses, including investment management and mortality and expense charges, but does not include the effect of any sales charge or annual account charge. The returns would be lower if they included the effects of sales charges and an annual account charge.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2014, the Prudential Variable Contract Account-2 returned 11.26%.

The Account’s investment objective is long-term growth of capital. It is subadvised by Jennison Associates LLC.

The Account underperformed its benchmark, the S&P 500 Index (the “Index”) which returned 13.66%. Stock selection in both the consumer staples and consumer discretionary sectors was primarily responsible for the performance shortfall relative to the Index as, faced with a challenging backdrop for consumers, the performance of a number of holdings in both sectors fell short of expectations.

Revenue and sales were disappointing for consumer discretionary holding, Avon Products. Jennison’s investment thesis hinged on Avon’s turnaround efforts which disappointed. Another poor performer, J.C. Penney, was eliminated after the stock price failed to respond favorably to improving fundamentals and an announced restructuring. Amazon.com lagged, as it has been increasing its business investment to drive unit growth not only in its core retail business, but through the proliferation of digital commerce via the mobile market. Jennison continues to like its long-term revenue growth, margin-expansion potential, and Amazon Web Services cloud infrastructure opportunities.

Several energy positions were also among the Account’s detractors, notably Noble Energy and Denbury Resources. Shares of Noble fell alongside the energy sector, but it also reported a quarter that missed oil volume estimates without having previously noted the expectation in its earnings guidance. Jennison continues to view Noble as a multi-year high-growth story with production-growth visibility and upside exploration potential. Noble should see sustained benefits from its balanced portfolio of assets, prudent cost management, and efficient use of capital.

In light of declines in the price of oil, Jennison spent considerable time evaluating the Account’s positions in the sector and made adjustments accordingly. The Account no longer holds a position in Denbury.

Health care positions were the most significant positive contributors to Account return. Meaningful scientific advances over the past decade coupled with increased research and development and clinical trial activity have led to numerous drug introductions and material improvement in the treatment of serious diseases. Account holding Celgene benefited from strong sales of multiple myeloma drugs Revlimid and Pomalyst.

Beyond biotechnology, pharmaceutical name Allergan advanced on a takeover bid and the strength of its business, which has been enhanced by efforts to manage spending more efficiently and redeploy cash in ways that benefit shareholders. Allergan was acquired by Actavis in November. Another holding, Illumina, gained as a result of increasing demand for its next-generation gene-sequencing technology.

United Continental Holdings was a standout performer in the industrials sector. Airlines significantly outperformed the sector and the overall market. United’s earnings, revenue, and guidance were solid, as cost cuts and higher pricing took hold. United further announced a share buyback and appears on track to achieve several key revenue initiatives, including improvements to capacity management on Asian flights.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Account.

The S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Investors cannot invest directly in an index. For a complete list of holdings, refer to the Statement of Net Assets section of this report.

Jennison Associates LLC is a registered investment adviser and a Prudential Financial Company.

1

Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — (unaudited)	December 31, 2014

VCA-2
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.0%
Celgene Corp.	3.0%
Facebook, Inc. (Class A Stock)	2.2%
JPMorgan Chase & Co.	2.1%
Wells Fargo & Co.	2.1%

For a complete listing of holdings, refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2014

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
Boeing Co. (The)	28,296	$3,677,914

Airlines — 1.7%
United Continental Holdings, Inc.(a)	71,762	4,800,160

Auto Components — 1.4%
Lear Corp.	41,378	4,058,354

Automobiles — 1.9%
General Motors Co.	78,712	2,747,836
Tesla Motors, Inc.(a)	11,139	2,477,425

		5,225,261

Banks — 8.4%
Bank of America Corp.	248,206	4,440,405
Citigroup, Inc.	89,742	4,855,940
JPMorgan Chase & Co.	95,829	5,996,979
PNC Financial Services Group, Inc.	30,159	2,751,406
Wells Fargo & Co.	108,743	5,961,291

		24,006,021

Biotechnology — 4.7%
Biogen Idec, Inc.(a)	14,586	4,951,218
Celgene Corp.(a)	75,133	8,404,377

		13,355,595

Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The)	23,547	4,564,115
Morgan Stanley	97,381	3,778,383

		8,342,498

Chemicals — 2.0%
FMC Corp.	39,877	2,274,185
Monsanto Co.	29,043	3,469,767

		5,743,952

Communications Equipment — 1.1%
Brocade Communications Systems, Inc.	255,099	3,020,372

Consumer Finance — 3.2%
Capital One Financial Corp.	34,863	2,877,941
Navient Corp.	138,184	2,986,156
SLM Corp.	327,270	3,334,881

		9,198,978

Diversified Financial Services — 1.0%
Voya Financial, Inc.	64,066	2,715,117

Diversified Telecommunication Services — 1.5%
CenturyLink, Inc.	46,040	1,822,263
Vivendi SA, ADR (France)	97,402	2,417,518

		4,239,781

Electric Utilities — 1.7%
FirstEnergy Corp.	124,883	4,869,188

Electrical Equipment — 0.8%
Eaton Corp. PLC	35,178	2,390,697

Electronic Equipment & Instruments — 1.1%
Flextronics International Ltd.(a)	273,870	3,061,867

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Energy Equipment & Services — 0.9%
Halliburton Co.	64,939	$2,554,051

Food Products — 2.3%
Bunge Ltd.	30,404	2,764,028
Mondelez International, Inc. (Class A Stock)	103,796	3,770,390

		6,534,418

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	24,349	3,451,471

Health Care Providers & Services — 1.9%
Cigna Corp.	31,246	3,215,526
HCA Holdings, Inc.(a)	31,055	2,279,126

		5,494,652

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	90,771	4,114,649
Hyatt Hotels Corp.(a)	45,268	2,725,586
International Game Technology	119,180	2,055,855

		8,896,090

Independent Power & Renewable Electricity Producers — 1.0%
NRG Energy, Inc.	107,827	2,905,938

Industrial Conglomerates — 1.0%
Siemans AG, ADR (Germany)	24,874	2,785,888

Insurance — 2.5%
MetLife, Inc.	78,306	4,235,572
Travelers Cos, Inc. (The)	27,531	2,914,156

		7,149,728

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.(a)	9,624	2,986,808
Netflix, Inc.(a)	5,703	1,948,202

		4,935,010

Internet Software & Services — 7.0%
Alibaba Group Holding Ltd., ADR (China)(a)	40,387	4,197,825
Facebook, Inc. (Class A Stock)(a)	81,836	6,384,845
Google, Inc. (Class A Stock)(a)	6,668	3,538,441
Google, Inc. (Class C Stock)(a)	3,398	1,788,707
LendingClub Corp.(a)	1,866	47,210
LinkedIn Corp.(a)	16,969	3,897,949

		19,854,977

IT Services — 2.3%
FleetCor Technologies, Inc.(a)	9,756	1,450,815
MasterCard, Inc. (Class A Stock)	60,550	5,216,988

		6,667,803

Machinery — 1.0%
SPX Corp.	34,151	2,934,254

Media — 4.2%
Comcast Corp. (Class A Stock)	63,197	3,666,058
Liberty Global PLC (Series C) (United Kingdom)	71,207	3,440,010
Walt Disney Co. (The)	51,155	4,818,289

		11,924,357

SEE NOTES TO FINANCIAL STATEMENTS.

A1

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2014

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Multiline Retail — 1.2%
Target Corp.	45,422	$3,447,984

Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	25,708	2,120,910
Chevron Corp.	23,651	2,653,169
Marathon Oil Corp.	104,804	2,964,905
Marathon Petroleum Corp.	18,803	1,697,159
Noble Energy, Inc.	55,574	2,635,875
Occidental Petroleum Corp.	29,342	2,365,259
Suncor Energy, Inc. (Canada)	92,462	2,938,442

		17,375,719

Personal Products — 0.5%
Avon Products, Inc.	158,150	1,485,028

Pharmaceuticals — 9.5%
Actavis PLC(a)	15,257	3,927,304
Allergan, Inc.	21,945	4,665,288
Bayer AG, ADR (Germany)	20,763	2,841,209
Merck & Co., Inc.	58,655	3,331,017
Mylan, Inc.(a)	73,422	4,138,798
Shire PLC, ADR (Ireland)	21,883	4,651,013
Teva Pharmaceuticals Industries Ltd., ADR (Israel)	60,157	3,459,629

		27,014,258

Road & Rail — 2.8%
Canadian Pacific Railway Ltd. (Canada)	13,664	2,632,916
Hertz Global Holdings, Inc.(a)	112,258	2,799,715
Union Pacific Corp.	20,978	2,499,109

		7,931,740

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	155,704	3,880,144

Software — 2.9%
Microsoft Corp.	79,362	3,686,365
Salesforce.com, Inc.(a)	75,576	4,482,413

		8,168,778

Specialty Retail — 0.9%
Inditex SA, ADR (Spain)	180,649	2,565,216

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	77,608	8,566,371
EMC Corp.	102,400	3,045,376
Hewlett Packard Co.	106,733	4,283,195
NCR Corp.(a)	80,859	2,356,231

		18,251,173

Textiles, Apparel & Luxury Goods — 1.3%
Under Armour, Inc. (Class A Stock)(a)	52,520	3,566,108

TOTAL COMMON STOCKS (cost $204,705,967)		278,480,540

RIGHTS	Units	Value (Note 2)
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, (Canada), expiring 6/30/15 (original cost $0; purchased 6/30/10)(a)(b)(c)	2,436	$—

TOTAL LONG-TERM INVESTMENTS (cost $204,705,967)		278,480,540

	Shares
SHORT-TERM INVESTMENT — 2.8%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,995,283)(d)	7,995,283	7,995,283

TOTAL INVESTMENTS — 100.6% (cost $212,701,250)		$286,475,823

LESS LIABILITIES, OTHER ASSETS — (0.6)%
Receivable for Securities Sold		$2,002,900
Cash		337,588
Interest and Dividends Receivable		234,464
Tax Reclaim Receivable		9,530
Payable for Securities Purchased		(2,085,982)
Payable Pending Capital Transactions		(2,280,522)

LIABILITIES IN EXCESS OF OTHER ASSETS		(1,782,022)

NET ASSETS — 100%		$284,693,801

NET ASSETS, representing:
Equity of Participants —
4,578,675 Accumulation Units at an Accumulation Unit Value of $60.4493		$276,777,616
Equity Of Annuitants		6,957,774
Equity of The Prudential Insurance Company of America		958,411

		$284,693,801

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	Contingent Value Rights

(a)	Non-income producing security.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a security restricted to resale.

(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2014

Various inputs are used in determining the value of the Account's investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other significant observable inputs.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account's Committee approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks
Aerospace & Defense	$3,677,914	$—	$—
Airlines	4,800,160	—	—
Auto Components	4,058,354	—	—
Automobiles	5,225,261	—	—
Banks	24,006,021	—	—
Biotechnology	13,355,595	—	—
Capital Markets	8,342,498	—	—
Chemicals	5,743,952	—	—
Communications Equipment	3,020,372	—	—
Consumer Finance	9,198,978	—	—
Diversified Financial Services	2,715,117	—	—
Diversified Telecommunication Services	4,239,781	—	—
Electric Utilities	4,869,188	—	—
Electrical Equipment	2,390,697	—	—
Electronic Equipment & Instruments	3,061,867	—	—
Energy Equipment & Services	2,554,051	—	—
Food Products	6,534,418	—	—
Food & Staples Retailing	3,451,471	—	—
Health Care Providers & Services	5,494,652	—	—
Hotels, Restaurants & Leisure	8,896,090	—	—
Independent Power & Renewable Electricity Producers	2,905,938	—	—
Industrial Conglomerates	2,785,888	—	—
Insurance	7,149,728	—	—
Internet & Catalog Retail	4,935,010	—	—
Internet Software & Services	19,854,977	—	—
IT Services	6,667,803	—	—
Machinery	2,934,254	—	—
Media	11,924,357	—	—
Multiline Retail	3,447,984	—	—
Oil, Gas & Consumable Fuels	17,375,719	—	—
Personal Products	1,485,028	—	—
Pharmaceuticals	27,014,258	—	—
Road & Rail	7,931,740	—	—
Semiconductors & Semiconductor Equipment	3,880,144	—	—
Software	8,168,778	—	—
Specialty Retail	2,565,216	—	—
Technology Hardware, Storage & Peripherals	18,251,173	—	—
Textiles, Apparel & Luxury Goods	3,566,108	—	—
Rights	—	—	—
Affiliated Money Market Mutual Fund	7,995,283	—	—

Total	$286,475,823	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2014

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2014 was as follows (Unaudited):

Pharmaceuticals	9.5%
Banks	8.4
Internet Software & Services	7.0
Technology Hardware, Storage & Peripherals	6.4
Oil, Gas & Consumable Fuels	6.1
Biotechnology	4.7
Media	4.2
Consumer Finance	3.2
Hotels, Restaurants & Leisure	3.1
Capital Markets	2.9
Software	2.9
Road & Rail	2.8
Affiliated Money Market Mutual Fund	2.8
Insurance	2.5
Food Products	2.3
IT Services	2.3
Chemicals	2.0
Health Care Providers & Services	1.9
Automobiles	1.9
Airlines	1.7
Internet & Catalog Retail	1.7
Electric Utilities	1.7

Diversified Telecommunication Services	1.5%
Semiconductors & Semiconductor Equipment	1.4
Auto Components	1.4
Textiles, Apparel & Luxury Goods	1.3
Aerospace & Defense	1.3
Multiline Retail	1.2
Food & Staples Retailing	1.2
Electronic Equipment & Instruments	1.1
Communications Equipment	1.1
Machinery	1.0
Independent Power & Renewable Electricity Producers	1.0
Diversified Financial Services	1.0
Industrial Conglomerates	1.0
Energy Equipment & Services	0.9
Specialty Retail	0.9
Electrical Equipment	0.8
Personal Products	0.5

100.6
Liabilities in excess of other assets	(0.6)

100.0%

The Account invested in derivative instruments (rights offerings) during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Net Assets and Statement of Operations is presented in the summary below.

At December 31, 2014, the Account held derivatives not accounted for as hedging instruments. These equity contracts have a fair value at December 31, 2014 of $0 and are presented in the Statement of Net Assets as such.

For the year ended December 31, 2014, the Account did not have any realized gain or (loss) or change in unrealized appreciation or (depreciation) on derivatives recognized in income on the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $44,026 foreign withholding tax)	$3,667,009
Affiliated Dividend Income	10,559
Total Income	3,677,568
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(359,016)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(1,054,438)
Total Expenses	(1,413,454)
NET INVESTMENT INCOME	2,264,114
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	26,046,456
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,584,419
NET GAIN ON INVESTMENTS	28,630,875
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,894,989

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	Year Ended December 31, 2013
OPERATIONS
Net Investment Income	$2,264,114	$2,558,631
Net Realized Gain on Investment Transactions	26,046,456	37,192,555
Net Change In Unrealized Appreciation (Depreciation) on Investments	2,584,419	31,347,310
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	30,894,989	71,098,496
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	1,290,974	11,147,484
Withdrawals and Transfers Out	(28,656,778)	(32,846,812)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(22,610)	(25,914)
Variable Annuity Payments	(1,119,971)	(1,027,506)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(28,508,385)	(22,752,748)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(21,414)	6,030
TOTAL INCREASE IN NET ASSETS	2,365,190	48,351,778
NET ASSETS
Beginning of year	282,328,611	233,976,833
End of year	$284,693,801	$282,328,611

SEE NOTES TO FINANCIAL STATEMENTS.

A5

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31,
	2014	2013	2012	2011	2010
Investment Income	$.7348	$.7032	$.7051	$.5578	$.5760
Expenses
Investment management fee	(.0718)	(.0596)	(.0493)	(.0488)	(.0440)
Assuming mortality and expense risks	(.2151)	(.1786)	(.1476)	(.1463)	(.1320)
Net Investment Income	.4479	.4650	.5082	.3627	.4000
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	5.6719	12.5785	4.1824	(3.1568)	3.8198
Net Increase (Decrease) in Accumulation Unit Value	6.1198	13.0435	4.6906	(2.7941)	4.2198
Accumulation Unit Value
Beginning of year	54.3295	41.2860	36.5954	39.3895	35.1697
End of year	$60.4493	$54.3295	$41.2860	$36.5954	$39.3895
Total Return**	11.26%	31.59%	12.82%	(7.09)%	12.00%
Ratio of Expenses To Average Net Assets***	.50%	.50%	.50%	.50%	.50%
Ratio of Net Investment Income To Average Net Assets***	.78%	.98%	1.29%	.92%	1.14%
Portfolio Turnover Rate	70%	69%	45%	56%	70%
Number of Accumulation Units Outstanding For Participants at end of year (000 omitted)	4,579	5,046	5,495	6,219	7,271

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles.
***	These calculations exclude PICA’s equity in VCA-2.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

B1

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Accounting Policies

The Account follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Account consistently follows such policies in the preparation of its financial statements.

Security Valuation:    The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

C1

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Restricted and Illiquid Securities:    The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less 0.50% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

C2

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the year ended December 31, 2014, PICA has advised the Account it has not received any sales charges.

Note 4:	Other Transactions with Affiliates

During the year ended December 31, 2014, the Account invested in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Purchases and Sales of Portfolio Securities

For the year ended December 31, 2014, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $196,088,169 and $227,613,638, respectively.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the years ended December 31, 2014 and the year ended December 31, 2013, respectively, are as follows:

	Year Ended December 31,
	2014	2013
Units issued	22,635	261,363
Units redeemed	(490,060)	(710,388)
Net decrease	(467,425)	(449,025)

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) PICA’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 8:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the years ended December 31, 2014 and December 31, 2013, $2,166 and $30,728 of participant loan principal and interest have been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

C3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE COMMITTEE AND PARTICIPANTS OF

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-2:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-2 (hereafter referred to as the “Account”) as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 20, 2015

D1

Results of Proxy Voting (Unaudited)

The special meeting of Contractholders/Participants of The Prudential Variable Contract Account-2 (the “Account”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014 and January 9, 2015, to permit further solicitation of proxies on the proposals noted below. On January 9, 2015, Contractholders/Participants of the Account approved the following proposal:

To elect twelve Committee Members:

	Shares Voted	% of Voted	% of Total
(a) Ellen S. Alberding;
For	787,866.219	96.260%	35.044%
Withheld	30,615.560	3.740%	1.361%

(b) Kevin J. Bannon;
For	772,619.081	94.397%	34.366%
Withheld	45,862.698	5.603%	2.039%

(c) Linda W. Bynoe;
For	778,263.471	95.087%	34.617%
Withheld	40,218.308	4.913%	1.788%

(d) Keith F. Hartstein;
For	773,0743.009	94.449%	34.384%
Withheld	45,438.770	5.551%	2.021%

(e) Michael S. Hyland;
For	782,221.829	95.570%	34.793%
Withheld	36,259.950	4.430%	1.612%

(f) Stephen P. Munn;
For	776,375.408	94.856%	34.533%
Withheld	42,106.371	5.144%	1.872%

(g) James E. Quinn;
For	773,043.009	94.449%	34.384%
Withheld	45,438.770	5.551%	2.021%

(h) Richard A. Redeker;
For	776,375.408	94.856%	34.533%
Withheld	42,106.371	5.144%	1.872%

(i) Stephen G. Stoneburn;
For	776,375.408	94.856%	34.533%
Withheld	42,106.371	5.144%	1.872%

(j) Stuart S. Parker;
For	779,807.643	95.275%	34.685%
Withheld	38,674.136	4.725%	1.720%

(k) Scott E. Benjamin; and
For	785,452.033	95.965%	34.936%
Withheld	33,029.746	4.035%	1.469%

(l) Grace C. Torres.
For	787,866.219	96.260%	35.044%
Withheld	30,615.560	3.740%	1.361%

The special meetings of Contractholders/Participants of the Account held on November 26, 2014, were adjourned to December 3, 2014, and further adjourned to December 10, 2014, January 9, 2015 and February 9, 2015, to permit further solicitation of proxies on the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Account’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without Contractholder/Participant approval.

Proposal 2: To designate the Account’s investment objective as a non-fundamental policy of the Account, meaning that the Account’s investment objective could be changed with the approval of the Committee of each Account, but without Contractholder/Participant approval.

D2

COMMITTEE MEMBERS AND OFFICERS OF VCA 2 (Unaudited)

VCA 2 is managed by the VCA 2 Committee. The members of the VCA 2 Committee are elected by the persons having voting rights in respect of the VCA 2 Account. The affairs of the VCA 2 Account are conducted in accordance with the Rules and Regulations of the Account. Information pertaining to the members of the VCA 2 Committee (hereafter referred to as “Committee Members”) is set forth below. Committee Members who are not deemed to be “interested persons” of VCA 2 as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) are referred to as “Independent Committee Members.” Committee Members who are deemed to be “interested persons” of VCA 2 are referred to as “Interested Committee Members.” Information pertaining to the Officers of VCA 2 is also set forth below.

Independent Committee Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (56) Committee Member Portfolios Overseen: 69	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (62) Committee Member Portfolios Overseen: 70	Managing Director (since April 2008) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (62) Committee Member Portfolios Overseen: 70	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).
Keith F. Hartstein (58) Committee Member Portfolios Overseen: 70	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (69) Committee Member Portfolios Overseen: 69	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Stephen P. Munn (72) Committee Member Portfolios Overseen: 70	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (62) Committee Member Portfolios Overseen: 69	Retired; formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1994).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (71) Committee Member & Independent Chair Portfolios Overseen: 70	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (71) Committee Member Portfolios Overseen: 70	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

E1

Interested Committee Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (52) Committee Member & President Portfolios Overseen: 64	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).
Scott E. Benjamin (41) Committee Member & Vice President Portfolios Overseen: 70	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).
Grace C. Torres* (55) Committee Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.

* Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Committee Member.

(1) The year that each Committee Member joined the VCA 2 Committee is as follows: Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2008; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 2008; Stephen G. Stoneburn, 2008; Grace C. Torres, 2015; Stuart S. Parker, Committee Member since 2015 and President since 2012; Scott E. Benjamin, Committee Member since 2010 and Vice President since 2009.

VCA 2 Officers(a)
Name, Address and Age Position with Account	Principal Occupation(s) During Past Five Years	Length of Service as Officer
Raymond A. O’Hara (59) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (39) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (57) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (56) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

E2

VCA 2 Officers(a)
Name, Address and Age Position with Account	Principal Occupation(s) During Past Five Years	Length of Service as Officer
Claudia DiGiacomo (40) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (52) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (37) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (52) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (46) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (51) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014); Vice President (since 2005) of Prudential Investments LLC.	Since 2006
Peter Parrella (56) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (47) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (53) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014

(a) Excludes Mr. Parker and Mr. Benjamin, Interested Committee Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

Committee Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

Unless otherwise noted, the address of all Committee Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

There is no set term of office for Committee Members or Officers. The Committee Members have adopted a retirement policy, which calls for the retirement of Committee Members on December 31 of the year in which they reach the age of 75.

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

E3

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

©2015 Prudential Financial, Inc. and its related entities. Prudential Retirement, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0239312-00003-00    LT.RS.001

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended December 31, 2014 and December 31, 2013, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $19,570 and $19,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2014 and 2013. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2014 and 2013 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Variable Contract Account-2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	February 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	February 19, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	February 19, 2015